INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
U.S. Federal Statutory rate	34.00%	34.00%
State and local taxes, net of Federal benefit	0.00%	(0.20%)
Other	(8.10%)	1.80%
Change in valuation allowance	(30.10%)	(45.60%)
Effective income tax rate	(4.30%)	(10.00%)